Right-of-use assets and lease liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets And Lease Liabilities
Opening balance	$ 277,105	$ 377,635
Less: lease payments	(134,394)	(131,095)
Interest expense	20,413	30,565	$ 39,502
Ending balance	163,124	277,105	$ 377,635
Less: current portion of lease liabilities	(128,766)	(113,981)
Long-term portion of lease liabilities	$ 34,358	$ 163,124